Schedule of Anti-Dilutive Securities of Earning Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,196,518	4,244,805	4,651,044	4,114,669
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,052,802	2,059,334	2,059,334	2,232,038
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,596,831	1,564,173	1,733,824	1,498,010
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	265,007	553,437	773,060	384,620
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	16,965	67,860	84,825
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1	1	1	1
Common Shares Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	235,606
Common Stock Subject To Redemption By Company [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,029,306